Consolidated Statements of Changes in Shareholders' Equity $ in Thousands, $ in Thousands	Common Stock [Member] USD ($) shares	Common Stock [Member] HKD ($) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] HKD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] HKD ($)	USD ($)	HKD ($)
Balance at Dec. 31, 2022		$ 9		$ 76,477		$ 3,592		$ 80,078
Balance, shares at Dec. 31, 2022 | shares	12,000,000	12,000,000
Dividends made through reduction in amount due from the shareholder				(13,322)				(13,322)
Net loss						(6,014)		(6,014)
Balance at Dec. 31, 2023		$ 9		63,155		(2,422)		60,742
Balance, shares at Dec. 31, 2023 | shares	12,000,000	12,000,000
Net loss						(5,523)		(5,523)
Balance at Dec. 31, 2024		$ 9		63,155		(7,945)		55,219
Balance, shares at Dec. 31, 2024 | shares	12,000,000	12,000,000
Net loss						(39,353)	$ (5,059)	(39,353)
IPO and over allotment		$ 2		54,872				54,874
IPO and over allotment, shares | shares	2,250,000	2,250,000
Private offering		$ 1		16,301				16,302
Private offering, shares | shares	1,100,000	1,100,000
Balance at Dec. 31, 2025	$ 2	$ 12	$ 17,258	$ 134,328	$ (6,076)	$ (47,298)	$ 11,184	$ 87,042
Balance, shares at Dec. 31, 2025 | shares	15,350,000	15,350,000